iShares
®
China Large-Cap ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.1%
SF Holding Co. Ltd. ....................... 1,219,000 $ 5,533,896
a
Automobiles  — 4.1%
BYD Co. Ltd., Class H ..................... 18,670,500 248,358,054
a
Banks  — 23.9%
Agricultural Bank of China Ltd., Class H .......... 156,002,000 121,696,903
Bank of China Ltd., Class H .................. 347,891,000 225,906,384
Bank of Communications Co. Ltd., Class H ....... 36,943,200 33,791,396
China CITIC Bank Corp. Ltd., Class H ........... 45,271,000 47,475,682
China Construction Bank Corp., Class H ......... 443,380,320 500,487,338
China Everbright Bank Co. Ltd., Class H
(a)
........ 15,735,000 6,236,953
China Merchants Bank Co. Ltd., Class H ......... 19,208,938 116,262,768
Industrial & Commercial Bank of China Ltd., Class H . 405,497,995 365,333,524
Postal Savings Bank of China Co. Ltd., Class H
(b)
... 47,871,000 30,782,111
1,447,973,059
a
Beverages  — 0.9%
Nongfu Spring Co. Ltd., Class H
(b)
.............. 9,086,800 54,953,872
a
Biotechnology  — 1.5%
BeOne Medicines Ltd., Class H
(c)
.............. 3,994,000 90,660,473
a
Broadline Retail  — 11.7%
Alibaba Group Holding Ltd. .................. 31,882,300 525,452,477
JD.com, Inc., Class A ...................... 12,027,950 182,224,913
707,677,390
a
Capital Markets  — 0.9%
CITIC Securities Co. Ltd., Class H ............. 8,070,200 28,652,693
Guotai Haitong Securities Co. Ltd., Class H
(b)
...... 14,392,000 24,694,981
53,347,674
a
Diversified Telecommunication Services  — 0.5%
China Tower Corp. Ltd., Class H
(b)
.............. 23,681,600 33,559,526
a
Electrical Equipment  — 1.0%
Contemporary Amperex Technology Co. Ltd., Class H
(a)
759,300 60,012,007
a
Entertainment  — 3.6%
NetEase, Inc. ........................... 9,232,200 216,118,211
a
Hotels, Restaurants & Leisure  — 7.5%
Meituan, Class B
(b)(c)
....................... 27,012,720 290,634,833
Trip.com Group Ltd.
(c)
...................... 3,021,350 163,149,767
453,784,600
a
Household Durables  — 1.1%
Haier Smart Home Co. Ltd., Class H ............ 11,753,200 33,196,380
Midea Group Co. Ltd., Class H
(a)
............... 3,100,100 35,823,672
69,020,052
a
Independent Power and Renewable Electricity Producers  — 0.4%
CGN Power Co. Ltd., Class H
(b)
............... 52,489,000 23,386,973
a
Industrial Conglomerates  — 0.7%
CITIC Ltd. .............................. 25,090,000 41,695,925
a
Insurance  — 9.7%
China Life Insurance Co. Ltd., Class H .......... 37,766,000 139,320,712
China Pacific Insurance Group Co. Ltd., Class H .... 13,077,800 57,089,390
New China Life Insurance Co. Ltd., Class H ....... 4,972,300 32,654,299
People's Insurance Co. Group of China Ltd. (The),
Class H ............................. 44,287,000 30,301,882
PICC Property & Casualty Co. Ltd., Class H ....... 35,034,000 63,284,106
Security Shares Value
a
Insurance (continued)
Ping An Insurance Group Co of China Ltd., Class H .. 32,912,000 $ 267,511,959
590,162,348
a
Interactive Media & Services  — 11.9%
Baidu, Inc., Class A
(c)
...................... 10,883,700 171,864,533
Kuaishou Technology, Class B
(b)
............... 14,297,800 79,593,406
Tencent Holdings Ltd. ...................... 7,714,600 468,524,906
719,982,845
a
Life Sciences Tools & Services  — 0.6%
WuXi AppTec Co. Ltd., Class H
(b)
.............. 2,202,752 38,697,729
a
Machinery  — 1.0%
CRRC Corp. Ltd., Class H ................... 21,283,000 14,167,180
Weichai Power Co. Ltd., Class H .............. 9,923,000 49,326,115
63,493,295
a
Marine Transportation  — 0.4%
COSCO SHIPPING Holdings Co. Ltd., Class H ..... 12,746,600 23,434,541
a
Metals & Mining  — 4.1%
China Hongqiao Group Ltd. .................. 15,948,000 67,508,613
CMOC Group Ltd., Class H .................. 18,441,000 42,165,203
Zijin Mining Group Co. Ltd., Class H ............ 30,306,000 140,741,021
250,414,837
a
Oil, Gas & Consumable Fuels  — 5.6%
China Petroleum & Chemical Corp., Class H ...... 115,470,600 68,218,855
China Shenhua Energy Co. Ltd., Class H ......... 17,141,000 106,477,662
PetroChina Co. Ltd., Class H ................. 105,614,000 162,911,075
337,607,592
a
Pharmaceuticals  — 0.1%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H
(a)
1,011,200 8,431,671
a
Real Estate Management & Development  — 1.0%
China Resources Land Ltd. .................. 14,640,833 61,513,915
a
Specialty Retail  — 1.1%
Pop Mart International Group Ltd.
(a)(b)
............ 3,378,600 68,767,391
a
Technology Hardware, Storage & Peripherals  — 5.4%
Xiaomi Corp., Class B
(b)(c)
................... 87,457,400 328,157,644
a
Textiles, Apparel & Luxury Goods  — 1.1%
ANTA Sports Products Ltd. .................. 6,311,200 66,116,271
a
a
Total Long-Term Investments — 99.9%
(Cost: $5,821,320,441) ............................... 6,062,861,791
a
Short-Term Securities
Money Market Funds  —  1.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(d)(e)(f)
...................... 114,369,306 114,403,617
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(d)(e)
............................ 3,896,476 3,896,476
a
Total Short-Term Securities — 1.9%
(Cost: $118,288,998) ................................ 118,300,093
Total Investments — 101.8%
(Cost: $5,939,609,439) ............................... 6,181,161,884
Liabilities in Excess of Other Assets — (1.8)% ............... (111,270,916)
Net Assets — 100.0% ................................. $ 6,069,890,968

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
China Large-Cap ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 33,102,674 $ 81,300,730
(a)
$ — $ (10,701) $ 10,914 $ 114,403,617 114,369,306 $ 1,228,504
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,930,000 — (3,033,524)
(a)
— — 3,896,476 3,896,476 122,706 —
$ — $ (10,701) $ 10,914
$ 118,300,093
$ 1,351,210 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China H50 Index .................................................................. 155 05/28/26 $ 5,183 $ 27,383

iShares
®
China Large-Cap ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,434,541 $ 6,039,427,250 $ — $ 6,062,861,791
Short-Term Securities
Money Market Funds ...................................... 118,300,093 — — 118,300,093
$ 141,734,634 $ 6,039,427,250 $ — $ 6,181,161,884
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 27,383 $ — $ — $ 27,383
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)